Expense Example	Feb. 17, 2026 USD ($)
GSR DIGITAL ASSET TREASURY COMPANIES ETF | GSR DIGITAL ASSET TREASURY COMPANIES ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	425
GSR CRYPTO CORE3 ETF | GSR CRYPTO CORE3 ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	$ 318